United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-3385

(Investment Company Act File Number)

Federated MDT Stock Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/2012

Date of Reporting Period: Six months ended 04/30/2012

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2012

Share Class	Ticker
Institutional	FMSTX
Service*	FSTKX

*formerly, Institutional Service Shares

Federated MDT Stock Trust

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At April 30, 2012, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Financial Services	27.3%
Energy	17.8%
Information Technology	13.7%
Consumer Cyclicals	13.5%
Consumer Staples	9.1%
Health Care	5.9%
Public Utilities	5.1%
Basic Industries	3.6%
Capital Goods	1.9%
Consumer Durables	0.2%
Cash Equivalents[2]	1.8%
Other Assets and Liabilities — Net[3]	0.1%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents includes any investments in money market mutual funds, and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

April 30, 2012 (unaudited)

Shares			Value
		COMMON STOCKS – 98.1%
		Basic Industries – 3.6%
94,631		Bunge Ltd.	6,103,699
17,871		International Paper Co.	595,283
11,432		PPG Industries, Inc.	1,203,104
		TOTAL	7,902,086
		Capital Goods – 1.9%
86,251	[1]	General Cable Corp.	2,539,229
24,614		Northrop Grumman Corp.	1,557,574
		TOTAL	4,096,803
		Consumer Cyclicals – 13.5%
61,013	[1]	Career Education Corp.	435,023
76,606		CVS Caremark Corp.	3,418,160
73,909		Dillards, Inc., Class A	4,771,565
245,046		Lowe's Cos., Inc.	7,711,597
170,583		Penney (J.C.) Co., Inc.	6,151,223
20,792		RadioShack Corp.	107,702
6,155	[1]	Sears Holdings Corp.	331,016
36,168		Target Corp.	2,095,574
45,976		Time Warner, Inc.	1,722,261
108,521	[1]	WMS Industries, Inc.	2,659,850
		TOTAL	29,403,971
		Consumer Durables – 0.2%
21,079	[1]	General Motors Co.	484,817
		Consumer Staples – 9.1%
12,863		Dr. Pepper Snapple Group, Inc.	521,981
435,221		Safeway Inc.	8,848,043
291,782	[1]	Smithfield Foods, Inc.	6,115,751
15,736		Sysco Corp.	454,770
213,332		Tyson Foods, Inc., Class A	3,893,309
		TOTAL	19,833,854
		Energy – 17.8%
27,153		Apache Corp.	2,605,059
17,587		Chevron Corp.	1,874,071
148,019		ConocoPhillips	10,602,601
31,036		Hess Corp.	1,618,217
53,142		Marathon Oil Corp.	1,559,186
Semi-Annual Shareholder Report

Shares			Value
61,633		Marathon Petroleum Corp.	2,564,549
30,493	[1]	Nabors Industries Ltd.	507,708
266,103	[1]	NRG Energy, Inc.	4,523,751
220,632	[1]	Tesoro Petroleum Corp.	5,129,694
321,251		Valero Energy Corp.	7,934,900
		TOTAL	38,919,736
		Financial Services – 27.3%
195,650		Ameriprise Financial, Inc.	10,606,186
224,972		Bank of America Corp.	1,824,523
13,967		BB&T Corp.	447,503
17,299		Commerce Bancshares, Inc.	693,690
61,911		Fifth Third Bancorp	880,993
236,811		First Horizon National Corp.	2,173,925
239,559		JPMorgan Chase & Co.	10,296,246
27,499		PNC Financial Services Group	1,823,734
178,330		Prudential Financial, Inc.	10,796,098
94,815		State Street Corp.	4,382,349
155,095		SunTrust Banks, Inc.	3,765,707
73,827		The Travelers Cos., Inc.	4,748,553
172,271		Wells Fargo & Co.	5,759,019
69,158		Zions Bancorp	1,410,132
		TOTAL	59,608,658
		Health Care – 5.9%
55,684		Aetna, Inc.	2,452,323
58,086		Eli Lilly & Co.	2,404,179
13,112	[1]	Forest Laboratories, Inc., Class A	456,691
36,215		Merck & Co., Inc.	1,421,077
8,932		Quest Diagnostics, Inc.	515,287
30,786		UnitedHealth Group, Inc.	1,728,634
43,628		Wellpoint, Inc.	2,958,851
16,591		Zimmer Holdings, Inc.	1,044,072
		TOTAL	12,981,114
		Information Technology – 13.7%
99,771	[1]	AOL Inc.	2,498,266
118,959	[1]	Avnet, Inc.	4,292,041
742,504		Corning, Inc.	10,654,932
185,716	[1]	Ingram Micro, Inc., Class A	3,614,033
122,206	[1]	Tech Data Corp.	6,573,461
Semi-Annual Shareholder Report

Shares			Value
210,457	[1]	Vishay Intertechnology, Inc.	2,361,328
		TOTAL	29,994,061
		Public Utilities – 5.1%
175,902		AT&T, Inc.	5,788,935
131,195		Verizon Communications, Inc.	5,297,654
		TOTAL	11,086,589
		TOTAL COMMON STOCKS (IDENTIFIED COST $196,624,177)	214,311,689
		MUTUAL FUND – 1.8%
3,981,375	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.20% (AT NET ASSET VALUE)	3,981,375
		TOTAL INVESTMENTS — 99.9% (IDENTIFIED COST $200,605,552)[4]	218,293,064
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[5]	251,781
		TOTAL NET ASSETS — 100%	$218,544,845
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended 10/31/2011	Period Ended 10/31/2010[1]
Net Asset Value, Beginning of Period	$22.52	$21.33	$20.13
Income From Investment Operations:
Net investment income	0.14	0.23	0.09
Net realized and unrealized gain on investments	2.63	1.15	1.22
TOTAL FROM INVESTMENT OPERATIONS	2.77	1.38	1.31
Less Distributions:
Distributions from net investment income	(0.16)	(0.19)	(0.11)
Distributions from net realized gain on investments	(2.87)	—	—
TOTAL DISTRIBUTIONS	(3.03)	(0.19)	(0.11)
Net Asset Value, End of Period	$22.26	$22.52	$21.33
Total Return[2]	13.94%	6.51%	6.53%
Ratios to Average Net Assets:
Net expenses	0.77%[3]	0.77%	0.76%[3]
Net investment income	1.32%[3]	1.00%	0.67%[3]
Expense waiver/reimbursement[4]	0.28%[3]	0.27%	0.30%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$22,650	$20,353	$19,986
Portfolio turnover	62%	169%	167%[5]
1	Reflects operations for the period from January 29, 2010 (date of initial investment) to October 31, 2010.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
5	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2010.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$22.53	$21.34	$19.62	$18.61	$33.11	$34.79
Income From Investment Operations:
Net investment income	0.11	0.18	0.14	0.37	0.32	0.43
Net realized and unrealized gain (loss) on investments	2.64	1.15	1.73	1.04	(9.14)	2.47
TOTAL FROM INVESTMENT OPERATIONS	2.75	1.33	1.87	1.41	(8.82)	2.90
Less Distributions:
Distributions from net investment income	(0.14)	(0.14)	(0.15)	(0.40)	(0.30)	(0.43)
Distributions from net realized gain on investments	(2.87)	—	—	—	(5.38)	(4.15)
TOTAL DISTRIBUTIONS	(3.01)	(0.14)	(0.15)	(0.40)	(5.68)	(4.58)
Net Asset Value, End of Period	$22.27	$22.53	$21.34	$19.62	$18.61	$33.11
Total Return[1]	13.82%	6.31%	9.57%	7.99%	(30.80)%	9.48%
Ratios to Average Net Assets:
Net expenses	0.99%[2]	0.99%	0.98%	0.99%[3]	0.99%[3]	0.99%[3]
Net investment income	1.10%[2]	0.78%	0.68%	2.11%	1.30%	1.32%
Expense waiver/reimbursement[4]	0.28%[2]	0.27%	0.28%	0.26%	0.18%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$195,895	$179,981	$201,387	$254,796	$279,403	$582,492
Portfolio turnover	62%	169%	167%	187%	63%	59%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.98%, 0.99% and 0.98% for the years ended October 31, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

April 30, 2012 (unaudited)

Assets:
Total investments in securities, at value, including $3,981,375 of investment in an affiliated issuer (Note 5) (identified cost $200,605,552)		$218,293,064
Receivable for investments sold		6,080,461
Income receivable		290,913
Receivable for shares sold		160,321
TOTAL ASSETS		224,824,759
Liabilities:
Payable for investments purchased	$6,070,224
Payable for shares redeemed	132,678
Payable for shareholder services fee (Note 5)	36,531
Payable for Directors'/Trustees' fees	906
Accrued expenses	39,575
TOTAL LIABILITIES		6,279,914
Net assets for 9,815,445 shares outstanding		$218,544,845
Net Assets Consist of:
Paid-in capital		$195,529,124
Net unrealized appreciation of investments		17,687,512
Accumulated net realized gain on investments		5,155,846
Undistributed net investment income		172,363
TOTAL NET ASSETS		$218,544,845
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$22,650,303 ÷ 1,017,407 shares outstanding, no par value, unlimited shares authorized		$22.26
Service Shares:
$195,894,542 ÷ 8,798,038 shares outstanding, no par value, unlimited shares authorized		$22.27

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended April 30, 2012 (unaudited)

Investment Income:
Dividends (including $4,135 received from an affiliated issuer (Note 5))			$2,144,018
Expenses:
Investment adviser fee (Note 5)		$769,207
Administrative fee (Note 5)		94,482
Custodian fees		9,819
Transfer and dividend disbursing agent fees and expenses		85,775
Directors'/Trustees' fees		5,307
Auditing fees		11,189
Legal fees		6,304
Portfolio accounting fees		57,675
Shareholder services fee (Note 5)		185,896
Account administration fee (Note 2)		18,448
Share registration costs		19,070
Printing and postage		12,880
Insurance premiums		2,145
Miscellaneous		8,796
TOTAL EXPENSES		1,286,993
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(271,526)
Waiver of administrative fee	(16,379)
Reimbursement of shareholder services fee	(1,978)
TOTAL WAIVERS AND REIMBURSEMENTS		(289,883)
Net expenses			997,110
Net investment income			1,146,908
Realized and Unrealized Gain on Investments:
Net realized gain on investments			5,638,231
Net change in unrealized appreciation of investments			19,395,213
Net realized and unrealized gain on investments			25,033,444
Change in net assets resulting from operations			$26,180,352

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2012	Year Ended 10/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,146,908	$1,756,107
Net realized gain on investments	5,638,231	38,628,497
Net change in unrealized appreciation/depreciation of investments	19,395,213	(26,088,165)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	26,180,352	14,296,439
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(160,340)	(184,843)
Service Shares	(1,198,331)	(1,215,487)
Distributions from net realized gain on investments
Institutional Shares	(2,581,894)	—
Service Shares	(22,552,306)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(26,492,871)	(1,400,330)
Share Transactions:
Proceeds from sale of shares	15,079,783	18,947,237
Net asset value of shares issued to shareholders in payment of distributions declared	23,828,400	1,246,900
Cost of shares redeemed	(20,385,240)	(54,129,474)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	18,522,943	(33,935,337)
Change in net assets	18,210,424	(21,039,228)
Net Assets:
Beginning of period	200,334,421	221,373,649
End of period (including undistributed net investment income of $172,363 and $384,126, respectively)	$218,544,845	$200,334,421

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

April 30, 2012 (unaudited)

1. Organization

Federated MDT Stock Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide growth of income and capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for Semi-Annual Shareholder Report monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear account administration fees and shareholder services fees unique to those classes. For the six months ended April 30, 2012, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Service Shares	$18,448

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes Semi-Annual Shareholder Report interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2012, the Fund had no outstanding securities on loan.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following tables summarize share activity:

	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	51,905	$1,140,779	178,600	$4,182,199
Shares issued to shareholders in payment of distributions declared	125,661	2,511,045	7,579	168,983
Shares redeemed	(63,763)	(1,352,888)	(219,455)	(5,095,533)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	113,803	$2,298,936	(33,276)	$(744,351)
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	635,106	$13,939,004	640,149	$14,765,038
Shares issued to shareholders in payment of distributions declared	1,067,344	21,317,355	48,486	1,077,917
Shares redeemed	(892,760)	(19,032,352)	(2,138,613)	(49,033,941)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	809,690	$16,224,007	(1,449,978)	$(33,190,986)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	923,493	$18,522,943	(1,483,254)	$(33,935,337)

4. Federal Tax Information

At April 30, 2012, the cost of investments for federal tax purposes was $200,605,552. The net unrealized appreciation of investments for federal tax purposes was $17,687,512. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,773,446 and net unrealized depreciation from investments for those securities having an excess of cost over value $5,085,934.

5. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.750% of the first $500 million in average daily net assets, 0.675% of the second $500 million in average daily net assets, 0.600% of the third $500 million in average daily net assets, 0.525% of the fourth $500 million in average daily net assets, and 0.400% of average daily net assets in excess of $2 billion. Under the investment advisory contract, which is subject to annual review by the Fund's Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its Shares under federal and state laws, expenses of withholding taxes and extraordinary expenses, exceed 1.00% of its average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2012, the Adviser voluntarily waived $269,290 of its fee.

Semi-Annual Shareholder Report

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $16,379 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $1,968 of Service Fees for the six months ended April 30, 2012. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2012, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed
Service Shares	$185,896	$(1,978)

For the six months ended April 30, 2012, FSSC received $8,271 of Service Fees paid by the Fund. For the six months ended April 30, 2012, the Fund's Institutional Shares did not incur a Service Fee.

Expense Limitation

The Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.77% and 0.99%, (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Semi-Annual Shareholder Report

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in another affiliated mutual fund. For the six months ended April 30, 2012, the Adviser reimbursed $2,236. Transactions involving affiliated holdings during the six months ended April 30, 2012 were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2011	3,067,727
Purchases/Additions	18,233,406
Sales/Reductions	17,319,758
Balance of Shares Held 4/30/2012	3,981,375
Value	$3,981,375
Dividend Income	$4,135

6. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended April 30, 2012, were as follows:

Purchases	$126,578,768
Sales	$133,915,613

7. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2012, there were no outstanding loans. During the six months ended April 30, 2012, the Fund did not utilize the LOC.

8. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2012, there were no outstanding loans. During the six months ended April 30, 2012, the program was not utilized.

Semi-Annual Shareholder Report

9. Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 to April 30, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2011	Ending Account Value 4/30/2012	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,139.40	$4.10
Service Shares	$1,000	$1,138.20	$5.26
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,021.03	$3.87
Service Shares	$1,000	$1,019.94	$4.97
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.77%
Service Shares	0.99%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

federated mdt stock trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period, outperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's Semi-Annual Shareholder Report subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of additional breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated MDT Stock Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 313900409
CUSIP 313900102

8083101 (6/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Semi-Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Stock Trust

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date June 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 19, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date June 19, 2012